Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

March 31, 2022 (Unaudited)

	Shares or Principal Amount (US$)	Value (US$)
SHORT-TERM INVESTMENTS (94.1%)
MONEY MARKET FUNDS (7.5%)
Invesco Government & Agency Portfolio, 0.03%(a)	79,387,985	79,387,985
Total Money Market Funds		79,387,985
U.S. TREASURIES (86.6%)
U.S. Treasury Bills
0.22%, 07/07/2022 (b)	33,000,000	32,949,415
0.05%, 04/07/2022 (b)	21,200,000	21,199,505
0.05%, 04/14/2022 (b)	19,200,000	19,198,891
0.05%, 04/21/2022 (b)(c)	40,500,000	40,497,244
0.06%, 04/28/2022 (b)(c)	90,800,000	90,791,130
0.07%, 05/05/2022 (b)	36,300,000	36,294,043
0.06%, 05/12/2022 (b)	57,000,000	56,987,341
0.06%, 05/19/2022 (b)	85,000,000	84,972,800
0.09%, 05/26/2022 (b)(c)	53,300,000	53,278,014
0.24%, 06/02/2022 (b)	69,000,000	68,961,379
0.26%, 06/09/2022 (b)	24,000,000	23,982,842
0.15%, 06/23/2022 (b)	5,500,000	5,494,114
0.35%, 06/30/2022 (b)(c)	60,000,000	59,923,500
0.22%, 07/14/2022 (b)	9,000,000	8,984,248
0.37%, 07/21/2022 (b)	7,000,000	6,985,728
0.41%, 07/28/2022 (b)	15,000,000	14,963,002
0.45%, 08/04/2022 (b)	26,000,000	25,928,365
0.61%, 08/11/2022 (b)(c)	53,000,000	52,839,513
0.64%, 08/18/2022 (b)	15,300,000	15,250,869
0.71%, 08/25/2022 (b)	13,000,000	12,954,220
0.65%, 09/01/2022 (b)(c)	97,000,000	96,625,127
0.69%, 09/08/2022 (b)	13,000,000	12,948,087
0.95%, 09/22/2022 (b)	20,500,000	20,406,552
1.00%, 09/29/2022 (b)	60,000,000	59,697,353
Total U.S. Treasuries		922,113,282
Total Short-Term Investments		1,001,501,267
Total Investments (Cost $1,001,853,343) —94.1%		1,001,501,267
Other Assets in Excess of Liabilities—5.9%		62,921,097
Net Assets—100.0%		1,064,422,364

(a)	The rate shown is the 7 day yield as of March 31, 2022.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $144,808,600.

USD	U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Portfolio Investments (concluded)

abrdn Bloomberg All Commodity Strategy K-1 Free ETF

March 31, 2022 (Unaudited)

At March 31, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)

Long Contract Positions
WTI Crude Oil	885	04/20/2022	USD	$80,109,937	$8,637,863
Natural Gas	1,884	04/27/2022	USD	79,216,784	27,078,496
NY Harbor ULSD	173	04/29/2022	USD	20,150,346	4,269,953
RBOB Gasoline	195	04/29/2022	USD	23,215,511	2,590,360
Sugar No. 11	1,192	04/29/2022	USD	23,971,979	2,047,951
Cotton No. 2	228	05/06/2022	USD	14,024,229	1,444,431
Low Sulphur Gasoil	327	05/12/2022	USD	26,520,775	6,440,825
Corn	1,609	05/13/2022	USD	52,915,326	7,321,611
KC HRW Wheat	376	05/13/2022	USD	16,125,123	3,234,177
Soybean	725	05/13/2022	USD	57,963,627	697,936
Soybean Meal	744	05/13/2022	USD	33,829,659	952,341
Soybean Oil	780	05/13/2022	USD	31,102,414	1,629,506
Wheat	663	05/13/2022	USD	27,804,746	5,544,154
LME Aluminum Base Metal(d)	509	05/16/2022	USD	41,424,304	2,949,171
LME Nickel Base Metal(d)	192	05/16/2022	USD	27,720,976	9,252,464
LME Zinc Base Metal(d)	307	05/16/2022	USD	28,206,683	4,047,504
Coffee ‘C’	273	05/18/2022	USD	25,330,217	(2,152,517)
Copper	431	05/26/2022	USD	49,108,370	2,083,655
Silver	372	05/26/2022	USD	44,085,701	2,661,679
Brent Crude Oil	738	05/31/2022	USD	80,616,439	(4,801,699)
Lean Hogs	460	06/14/2022	USD	21,125,637	1,069,363
100 oz Gold	729	06/28/2022	USD	146,156,801	(3,710,201)
Live Cattle	566	06/30/2022	USD	30,300,428	744,672
LME Nickel Base Metal(d)	2	07/18/2022	USD	397,334	(11,990)
					84,021,705
Short Contract Positions
LME Aluminum Base Metal(d)	(4)	05/16/2022	USD	$(348,694)	$(17)
LME Nickel Base Metal(d)	(2)	05/16/2022	USD	(383,794)	(1,346)
LME Zinc Base Metal(d)	(3)	05/16/2022	USD	(315,175)	(12)
					(1,375)
					84,020,330

(d)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Longer Dated Strategy K‐1 Free ETF

March 31, 2022 (Unaudited)

	Shares or Principal Amount	Value (US$)
SHORT-TERM INVESTMENTS (90.9%)
MONEY MARKET FUNDS (4.3%)
UNITED STATES (4.3%)
Invesco Government & Agency Portfolio, 0.03%(a)	10,497,621	10,497,621
Total Money Market Funds		10,497,621
U.S. TREASURIES (86.6%)
U.S. Treasury Bills
0.05%, 04/07/2022 (b)	1,700,000	1,699,960
0.05%, 04/14/2022 (b)	3,400,000	3,399,804
0.02%, 04/21/2022 (b)	500,000	499,966
0.06%, 04/28/2022 (b)(c)	6,700,000	6,699,346
0.14%, 05/05/2022 (b)	10,200,000	10,198,326
0.06%, 05/12/2022 (b)	3,000,000	2,999,334
0.06%, 05/19/2022 (b)	7,700,000	7,697,536
0.08%, 05/26/2022 (b)(c)	3,300,000	3,298,639
0.09%, 06/02/2022 (b)(c)	3,300,000	3,298,153
0.25%, 06/09/2022 (b)	17,000,000	16,987,846
0.12%, 06/16/2022 (b)	3,200,000	3,197,239
0.16%, 06/23/2022 (b)	13,500,000	13,485,553
0.20%, 06/30/2022 (b)(c)	1,900,000	1,897,578
0.27%, 07/14/2022 (b)(c)	15,500,000	15,472,872
0.36%, 07/21/2022 (b)	5,000,000	4,989,806
0.37%, 07/28/2022 (b)(c)	3,000,000	2,992,600
0.47%, 08/04/2022 (b)	23,500,000	23,435,253
0.66%, 08/11/2022 (b)	8,900,000	8,873,050
0.67%, 08/18/2022 (b)	8,400,000	8,373,026
0.69%, 08/25/2022 (b)	10,000,000	9,964,784
0.66%, 09/01/2022 (b)(c)	26,300,000	26,198,359
0.75%, 09/08/2022 (b)	8,850,000	8,814,659
0.95%, 09/22/2022 (b)	20,000,000	19,908,831
1.01%, 09/29/2022 (b)	5,000,000	4,974,779
		209,357,299
Total U.S. Treasuries		209,357,299
Total Short-Term Investments		219,854,920
Total Investments (Cost $219,976,392) —90.9%		219,854,920
Other Assets in Excess of Liabilities—9.1%		21,934,855
Net Assets—100.0%		$241,789,775

(a)	The rate shown is the 7 day yield as of March 31, 2022.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $27,723,524.

USD	U.S. Dollar

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg All Commodity Longer Dated Strategy K‐1 Free ETF

March 31, 2022 (Unaudited)

At March 31, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation/ (Depreciation) (US$)
Long Contract Positions
LME Aluminum Base Metal(d)	64	05/16/2022	USD	$4,233,325	$1,346,051
LME Nickel Base Metal(d)	18	05/16/2022	USD	2,119,266	1,346,994
LME Zinc Base Metal(d)	35	05/16/2022	USD	2,883,283	793,904
LME Aluminum Base Metal(d)	105	07/18/2022	USD	8,122,475	1,046,650
LME Nickel Base Metal(d)	42	07/18/2022	USD	5,723,971	2,368,253
LME Zinc Base Metal(d)	65	07/18/2022	USD	5,824,464	954,223
Brent Crude Oil	174	07/29/2022	USD	15,610,482	1,690,338
Lean Hogs	108	08/12/2022	USD	4,884,009	233,031
WTI Crude Oil	208	08/22/2022	USD	20,033,929	(623,368)
100 oz Gold	172	08/29/2022	USD	32,232,657	1,470,743
Natural Gas	444	08/29/2022	USD	21,435,413	4,010,227
Live Cattle	133	08/31/2022	USD	7,400,879	(55,289)
NY Harbor ULSD	41	08/31/2022	USD	5,309,308	(160,356)
RBOB Gasoline	46	08/31/2022	USD	5,711,037	(161,367)
Low Sulphur Gasoil	77	09/12/2022	USD	7,119,707	(212,807)
Corn	379	09/14/2022	USD	12,757,659	436,278
KC HRW Wheat	89	09/14/2022	USD	4,883,088	(320,726)
Wheat	156	09/14/2022	USD	8,258,862	(544,662)
LME Aluminum Base Metal(d)	119	09/19/2022	USD	10,329,070	38,805
LME Nickel Base Metal(d)	45	09/19/2022	USD	9,587,407	(921,757)
LME Zinc Base Metal(d)	72	09/19/2022	USD	7,036,774	354,926
Coffee ‘C’	64	09/20/2022	USD	5,363,810	52,990
Copper	101	09/28/2022	USD	11,716,528	284,797
Silver	87	09/28/2022	USD	11,370,182	(371,207)
Sugar No. 11	281	09/30/2022	USD	6,049,059	37,626
Soybean	171	11/14/2022	USD	12,626,627	(481,352)
Cotton	54	12/07/2022	USD	2,772,474	232,086
Soybean Meal	175	12/14/2022	USD	7,407,186	(205,936)
Soybean Oil	184	12/14/2022	USD	7,104,588	(89,772)
					$12,549,323
Short Contract Positions
LME Aluminum Base Metal(d)	(64)	05/16/2022	USD	$(4,691,427)	$(887,949)
LME Nickel Base Metal(d)	(18)	05/16/2022	USD	(2,317,995)	(1,148,265)
LME Zinc Base Metal(d)	(35)	05/16/2022	USD	(3,071,623)	(605,564)
LME Aluminum Base Metal(d)	(105)	07/18/2022	USD	(9,119,051)	(50,074)
LME Nickel Base Metal(d)	(42)	07/18/2022	USD	(8,869,924)	777,700
LME Zinc Base Metal(d)	(65)	07/18/2022	USD	(6,406,755)	(371,933)
					$(2,286,085)
					$10,263,238

(d)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

See accompanying Notes to Consolidated Financial Statements.

Consolidated Schedule of Portfolio Investments

abrdn Bloomberg Industrial Metals Strategy K‐1 Free ETF

March 31, 2022 (Unaudited)

	Shares or Principal Amount	Value (US$)
SHORT-TERM INVESTMENTS (81.1%)
MONEY MARKET FUNDS (10.4%)
UNITED STATES (10.4%)
Invesco Government & Agency Portfolio, 0.03%(a)	4,122,204	4,122,204
Total Money Market Funds		4,122,204
U.S. TREASURIES (70.7%)
U.S. Treasury Bills
0.06%, 05/12/2022 (b)	600,000	599,867
0.50%, 06/23/2022 (b)	10,000,000	9,989,299
0.50%, 08/04/2022 (b)	1,000,000	997,245
0.70%, 08/18/2022 (b)	700,000	697,752
0.71%, 09/08/2022 (b)(c)	4,700,000	4,681,231
0.91%, 09/22/2022 (b)	11,000,000	10,949,857
		27,915,251
Total U.S. Treasuries		27,915,251
Total Short-Term Investments		32,037,455
Total Investments (Cost $32,043,258) —81.1%		32,037,455
Other Assets in Excess of Liabilities—18.9%		7,463,298
Net Assets—100.0%		$39,500,753

(a)	The rate shown is the 7 day yield as of March 31, 2022.
(b)	The rate shown is the discount yield at the time of purchase.
(c)	All or a portion of the security pledged as collateral for Futures Contracts, with a total collateral value of $1,493,970.

USD	U.S. Dollar

At March 31, 2022, the Fund held the following futures contracts:

Futures Contracts	Number of Contracts Long/(Short)	Expiration Date	Trading Currency	Notional Amount (US$)	Unrealized Appreciation (US$)
Long Contract Positions
LME Aluminum Base Metal(d)	121	05/16/2022	USD	9,804,197	$744,311
LME Nickel Base Metal(d)	46	05/16/2022	USD	6,895,349	1,962,871
LME Zinc Base Metal(d)	73	05/16/2022	USD	6,731,710	937,852
Copper	104	05/26/2022	USD	11,845,324	507,275
					$4,152,309
					$4,152,309

(d)	London Metal Exchange (“LME”) futures contracts settle on their respective maturity date.

See accompanying Notes to Consolidated Financial Statements.

Notes to Consolidated Financial Statements

March 31, 2022 (Unaudited)

1.       Summary of Significant Accounting Policies

The Funds’ consolidated financial statements are prepared in conformity with accounting principles generally accepted in the United States of America which may require management to make estimates and assumptions that affect the reported amounts and disclosures and disclosure of contingent assets and liabilities in the financial statements. Actual results could differ from those estimates. The Funds are investment companies and, accordingly, follow the investment company accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946 – Investment Companies.

Investment Valuation:

The net asset value (“NAV”) of each Fund is calculated each day the national securities exchanges are open for trading as of the close of regular trading on the New York Stock Exchange Arca (“NYSE Arca” or the “Listing Exchange”), generally 4:00 p.m. Eastern Standard Time (the “NAV Calculation Time”).

NAV per share is calculated by dividing a Fund’s NAV by the number of Fund shares outstanding.

In calculating each Fund’s NAV, Fund investments generally are valued using market valuations. Short-term debt securities with remaining maturities of sixty (60) days or less when originally acquired are valued on the basis of amortized cost, which approximates fair value. U.S. fixed income assets may be valued as of the announced closing time for such securities on any day that the Securities Industry and Financial Markets Association announces an early closing time. The values of any assets or liabilities of a Fund that are denominated in a currency other than the U.S. dollar are converted into U.S. dollars using an exchange rate deemed appropriate by the Fund.

Investments in futures are valued at market value, which is generally determined using the last reported official closing price or last trading price on the exchange or market on which the futures contract is primarily traded at the time of valuation.

In certain instances, such as when reliable market quotations are not readily available or are not deemed to reflect current market values, the Funds’ investments will be valued in accordance with the Trust’s pricing policy and procedures as determined in good faith by the Trust’s Board of Trustees (the “Board”). The Board has by appropriate resolutions, designated the Fair Value Pricing Committee to make all necessary determinations of fair value of the portfolio securities for which market quotations are not readily available. Securities that may be valued using fair value pricing may include, but are not limited to, securities for which there are no current market quotations or whose issuer is in default or bankruptcy, securities subject to corporate actions (such as mergers or reorganizations), securities subject to non-U.S. investment limits or currency controls, and securities affected by “significant events.” An example of a significant event is an event occurring after the close of the market in which a security trades but before the Funds’ NAV Calculation Time that may materially affect the value of the Funds’ investment (e.g., government action, natural disaster, or significant market fluctuation). Price movements in U.S. markets that are deemed to affect the value of foreign securities, or reflect changes to the value of such securities, also may cause securities to be “fair valued.”

When fair value pricing is employed, the prices of securities used by a Fund to calculate its NAV may differ from quoted or published prices for the same securities.

Various inputs are used in determining the fair value of each Fund’s investments. These inputs are summarized in three levels listed below:

•	Level 1—Unadjusted quoted prices in active markets for identical assets on the measurement date that the Funds have the ability to access.

•	Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

•	Level 3—Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, short-term debt securities may be valued at amortized cost. Generally, amortized cost approximates the current fair value of a security, but since the valuation is not obtained from a quoted price in an active market, such securities are reflected as Level 2. For each of the Funds, there were no Level 3 investments held for the period ended September 30, 2021.